Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Deferred Policy Acquisition Costs [Abstract]
Schedule of deferred policy acquisition costs
	2022	2021	2020
	USD ’000	USD ’000	USD ’000
Opening balance	64,842	55,172	41,713
Acquisition costs during the year	108,310	95,871	84,002
Charged to consolidated statement of income	(103,760)	(86,201)	(70,543)
Ending balance	69,392	64,842	55,172